PIMCO REALPATH Blend 2040 Fund Expense Example, No Redemption - PIMCO REALPATH Blend 2040 Fund - A	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 631
Expense Example, No Redemption, 3 Years	805
Expense Example, No Redemption, 5 Years	995
Expense Example, No Redemption, 10 Years	$ 1,540